Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

		$ million
	2022	2021
Cash	15,008	9,101
Triparty repos and term bank deposits	7,971	15,655
Cash equivalents (excluding triparty repos and term bank deposits)	6,216	5,925
	29,195	30,681